CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ 895	$ 3,777	$ 240
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	128	159	(329)
Insurance finance reserve	(30)	(38)	86
Foreign currency translation	(1,214)	329	(682)
Net investment and cash flow hedges	484	(92)	674
Equity accounted investments	(13)	1	2
Taxes on the above items	(47)	20	(33)
Reclassification to profit or loss	(282)	(212)	55
Other comprehensive income that will be reclassified to profit or loss, net of tax	(974)	167	(227)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	34	23	127
Fair value through other comprehensive income	17	112	(240)
Taxes on the above items	(9)	(14)	9
Other comprehensive income that will not be reclassified to profit or loss, net of tax	42	121	(104)
Total other comprehensive income (loss)	(932)	288	(331)
Total comprehensive income (loss)	(37)	4,065	(91)
Attributable to:
Limited partners	(133)	498	(7)
Non-controlling interests attributable to:
Redemption-exchange units	(126)	466	(5)
Special limited partner	0	0	0
BBUC exchangeable shares	(132)	487	(22)
Preferred securities	52	83	27
Interest of others in operating subsidiaries	$ 302	$ 2,531	$ (84)